Law Offices

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
Telephone: (215) 564-8000
Facsimile: (215) 564-8120

January 25, 2007

Via EDGAR Transmission

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subject:	Franklin Templeton Variable Insurance Products Trust
File No. 811-05583 - Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:

     Submitted herewith for filing on behalf of Franklin Templeton Variable Insurance Products Trust (the "Trust") pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, is a Schedule 14(a) Information cover page, a question and answer document to be sent to shareholders with the proxy materials, a Notice of Special Meeting of Shareholders, a preliminary proxy statement and forms of proxy card and voting instructions to be used in connection with a meeting of shareholders of each series of the Trust (together, the "Funds"). The meeting of shareholders is scheduled to be held on March 21, 2007.

     We previously filed preliminary and definitive proxy solicitation materials for most of the other open-end funds within the Franklin Templeton fund complex that are holding shareholders’ meetings on March 21, 2007 as well.  These proxy solicitation materials contain proposals that are substantially identical to proposals 1 through 5 of this filing and have been mailed or are in the process of being mailed to shareholders.  Definitive proxy solicitation materials for the Trust are expected to be transmitted to shareholders beginning on or about February 12, 2007.

     As described in the proxy statement, among the items to be considered at the shareholder meeting are:

  the election of trustees;

  reorganization of the Registrant from a Massachusetts business trust to a Delaware statutory trust;

  standardization of fundamental investment restrictions for the Funds;

  elimination of certain fundamental investment restrictions for certain Funds;

  reclassification of certain investment polices as non-fundamental for certain Funds;

  change in the principal investment goal of capital appreciation, with a secondary goal to earn current income, to a goal of high total return for one Fund;

  new investment management agreement and subadvisory agreement for one Fund; and

  change in one Fund’s classification from a diversified to a non-diversified fund.

     Please direct any questions or comments regarding this filing to the undersigned at (215) 564-8037 or, in my absence, to Bruce G. Leto at (215) 564-8115.

Sincerely yours,

/s/ Kristin H. Ives
Kristin H. Ives, Esq.
Stradley, Ronon, Stevens & Young, LLP

cc:	Karen L. Skidmore, Esq.
Steven J. Gray, Esq.
Bruce G. Leto, Esq.